10. RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
10. RELATED PARTY TRANSACTIONS

Preferred Dividends – The Company had accrued and unpaid dividends in respect of its Series B Preferred Stock of $5,120,000 and $5,852,000 as of March 31, 2013 and December 31, 2012, respectively. On March 27, 2013, the Company entered into an agreement with the holders of its Series B Preferred Stock under which the Company issued approximately 139,000 shares of its common stock in payment of $732,000 of the total $5,852,000 of accrued and unpaid dividends in respect of the Series B Preferred Stock. In addition, the holders of the Series B Preferred Stock agreed to forebear from exercising any rights they may have with respect to accrued unpaid dividends until September 30, 2014.

Note Payable to Related Party – The Company had a note payable to its Chief Executive Officer totaling $750,000 as of March 31, 2013 and December 31, 2012. On February 7, 2013, the maturity date was extended to March 31, 2014.

Preferred Dividends – The Company had accrued and unpaid dividends in respect of its Series B Preferred Stock of $5,852,000 and $7,315,000 as of December 31, 2012 and 2011, respectively. As further discussed in Note 8 and Note 14, the Company issued common stock in payment of certain accrued and unpaid dividends.

Note Payable to Related Party – The Company had a note payable to its Chief Executive Officer totaling $750,000 as of December 31, 2012 and 2011. On March 7, 2012, the Company entered into an amendment to the note, extending the maturity date to March 31, 2013. On February 7, 2013, the maturity date was further extended to March 31, 2014.